Other non-financial liabilities (Detail) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	SFr 3,601	SFr 3,130		SFr 4,909
of which: accrued expenses	1,578	1,007		2,372
of which: other deferred compensation plans	1,400	1,296		1,613
of which: net defined benefit pension and post-employment liabilities	623	827		925
Current and deferred tax liabilities	814	867		844
VAT and other tax payables	391	501		378
Deferred income	239	243		150
Other	136	67		53
Total other non-financial liabilities	SFr 5,181	SFr 4,808	SFr 6,335	SFr 6,335